Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (12,407,000)	$ (9,161,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	758,000	465,000
Change in provision for doubtful accounts	47,000	0
Amortization of intangible assets	1,337,000	25,000
Amortization of right-of-use assets - operating leases	417,000	106,000
Amortization of right-of-use assets - finance leases	15,000	0
Write-off of digital assets	28,000	43,000
Goodwill impairment	13,895,000	0
Gain on remeasurement of fair value of equity interest in affiliate prior to acquisition	(11,352,000)	0
Equity in net loss of affiliate	1,440,000	1,739,000
Stock-based compensation	5,376,000	2,974,000
Accounts receivable	(3,449,000)	(34,000)
Inventory	(2,217,000)	(267,000)
Unbilled revenue	(47,000)	(41,000)
Prepaid expense	22,000	52,000
Notes receivable	(256,000)	0
Other assets	0	49,000
VAT receivable	91,000	59,000
Accounts payable and accrued expenses	3,231,000	453,000
Operating lease liabilities	(464,000)	(101,000)
Income taxes payable	45,000	37,000
Contract liabilities	6,000	0
Liabilities from discontinued operations	(112,000)	0
Net cash used in operating activities	(3,596,000)	(3,602,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(647,000)	(716,000)
Cash acquired in acquisition of subsidiary	7,352,000	0
Capital contributions to equity method investee	(1,506,000)	(7,000,000)
Net cash used in investing activities	5,199,000	(7,716,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of note payable, related party, net	(10,000)	(7,000)
Issuance of common stock for PIPE transaction	6,000,000	13,832,000
Payment of stock issuance costs	0	(754,000)
Proceeds from exercise of warrants	184,000	0
Payments on finance lease liabilities	(15,000)	0
Repayments of notes payable	(299,000)	(60,000)
Net cash used in financing activities	5,860,000	13,011,000
Effect of exchange rate on cash	(47,000)	(70,000)
Net decrease in cash	7,416,000	1,623,000
Cash beginning of period	18,891,000	17,268,000
Cash end of period	26,307,000	18,891,000
SUPPLEMENTAL CASH FLOW INFORMATION
Interest	531,000	11,000
Income tax	0	10,000
Supplemental schedule of non-cash investing and financing activities:
Business combination without transfer of consideration	$ 39,859,000	$ 0